Net Income per Unit from continuing operations - Additional Information (Details) - $ / shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Non-vested units awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive units		77,857
Class B Convertible Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive units	12,983,333	12,983,333
First Target Distribution
First target distribution level per unit	$ 1.6975	$ 1.6975